Segment Information - Summary Of Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Capital expenditures	$ 13.5	$ 9.9	$ 6.5
Motion Picture | Operating segments
Capital expenditures	0.0	0.0	0.0
Television Production | Operating segments
Capital expenditures	0.3	0.3	0.3
Corporate | Corporate
Capital expenditures	$ 13.2	$ 9.6	$ 6.2